Warrants (Tables)	12 Months Ended
Dec. 31, 2024
Warrants [Abstract]
Schedule of Warrants
	Number of Warrants	Weighted Average Exercise Price (CAD$)
Balance, December 31, 2022 and December 31, 2023	1,025,816	7.81
Expired	(471,910)	8.48
Balance, December 31, 2024	553,906	7.25

Schedule of Warrants Issued and Outstanding

The following table reflects the warrants issued and outstanding as of December 31, 2024:

	Exercise	Weighted Average
Number of Warrants Outstanding	Price (CAD$)	Contractual Life (years)	Expiry Date
311,526	8.025	0.27	April 9, 2025(1)
242,380	6.25	0.69	September 9, 2025(1)
553,906	7.25	0.45

The following table reflects the warrants issued and outstanding as of December 31, 2023:

Number of Warrants Outstanding	Exercise Price (CAD$)	Weighted Average Contractual Life (years)	Expiry Date
249,688	10.01	0.21	March 16, 2024(1)
222,222	6.75	0.47	June 18, 2024(1)
311,526	8.025	1.27	April 9, 2025(1)
242,380	6.25	1.69	September 9, 2025(1)
1,025,816	7.81	0.94

(1)	Broker warrants.